Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 6,608	$ 5,849
Short-term bank deposits	5,147	4,416
Money market funds, reverse repos and other cash equivalents	28,491	26,705
Total	$ 40,246	$ 36,970	$ 31,830	$ 18,055